Loans (Details) € in Thousands, $ in Thousands				12 Months Ended
	Jul. 24, 2020 EUR (€)	Jun. 26, 2020 USD ($)	Jun. 26, 2020 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€) loan
Disclosure of detailed information about borrowings [line items]
Amount drawn				€ 25,000
Convertible loan, second loan tranche two
Disclosure of detailed information about borrowings [line items]
Number of convertible loan facilities | loan					2
Amount drawn		$ 26,800	€ 24,860
Total principal amount of loan repaid	€ 94,749				€ 11,960
Total accrued interest of loan repaid	€ 5,641
Interest expense recognized				11,008
Loss from early termination of loan				€ 5,194